Average Annual Total Returns - Delaware Investments Ultrashort Fund	Inception Date	ICE BofA US 6-Month Treasury Bill Index 1 year	ICE BofA US 6-Month Treasury Bill Index 5 years	ICE BofA US 6-Month Treasury Bill Index Lifetime (1/5/16-12/31/22)	Institutional Class 1 year	Institutional Class 5 years	Institutional Class Lifetime (1/5/16-12/31/22)	Institutional Class After Taxes on Distributions 1 year	Institutional Class After Taxes on Distributions 5 years	Institutional Class After Taxes on Distributions Lifetime (1/5/16-12/31/22)	Institutional Class After Taxes on Distributions and Sales 1 year	Institutional Class After Taxes on Distributions and Sales 5 years	Institutional Class After Taxes on Distributions and Sales Lifetime (1/5/16-12/31/22)
Total	Jan. 05, 2016	1.34%	1.39%	1.22%	0.66%	1.30%	1.24%	0.06%	0.68%	0.67%	0.39%	0.73%	0.70%